Income and deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Income and deferred tax
Summary of income tax benefit and expense

	2023	2022	2021
	k€	k€	k€
Current taxes
- Tax expense for the year	(5,251)	(14,132)	(12,309)
- Income (expense) relating to other periods	(2,666)	156	(4,095)
Total current income taxes	(7,917)	(13,976)	(16,404)
Deferred taxes
- Tax loss carry forwards	1,606	(10,862)	(5,140)
- Temporary differences	2,991	3,140	74
Total deferred income taxes	4,597	(7,722)	(5,066)
Tax expense recognized in the income statement	(3,320)	(21,698)	(21,470)

Schedule of effective income tax rate

	2023	2022	2021
	k€	k€	k€
Income (loss) before taxes	(80,593)	(153,956)	236,980
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	26,015	49,697	(76,497)
Non-deductible expenses	(8,274)	(59,543)	(511)
R&D tax credits	8,558	13,454	6,742
Tax free income	7,968	3,184	71,917
Permanent differences from GILTI	(156)	(3,724)	(444)
Tax effects from investments accounted for using the equity method	(8,373)	(5,152)	(9,300)
Deviation tax rates to expected tax rate	(1,343)	448	1,815
Change in tax rates	(251)	636	521
Change in recognition of deferred tax assets	(25,568)	(19,167)	(10,247)
Taxes related to prior years
Current Taxes	(2,666)	156	(4,095)
Deferred Taxes	556	(1,348)	(570)
Other	213	(341)	(801)
Effective income tax income (expense)	(3,320)	(21,698)	(21,470)
Effective income tax rate	(4.12)%	(14.09)%	9.06%

Schedule of deferred income tax assets and liabilities

	Jan 1, 2023		Recognized in			Dec 31, 2023
		Recognized	other	Foreign			Deferred	Deferred
		in	comprehensive	currency	Business		tax	tax
	Net balance	profit or loss	income	translation	Combination	Net	assets	liabilities
	k€	k€	k€	k€	k€	k€	k€	k€
Property, plant and equipment	(9,457)	(2,096)	—	20	—	(11,533)	1,807	(13,340)
Intangible assets	(19,646)	6,285	—	61	—	(13,300)	4,004	(17,304)
Right of use assets	(28,839)	(770)	—	—	—	(29,609)	—	(29,609)
Financial assets	(1,446)	(965)	(419)	—	—	(2,830)	783	(3,613)
Provisions and deferred income	9,250	(1,142)	13	—	—	8,121	8,347	(226)
Lease obligations	25,278	(577)	—	—	—	24,701	24,701	—
Other	4,244	2,068	—	—	—	6,312	6,942	(630)
Tax credits	273	188	—	—	—	461	461	—
Loss carryforward	12,146	1,606	—	118	—	13,870	13,870	—
Total	(8,197)	4,597	(406)	199	—	(3,807)	60,915	(64,722)
Offsetting of tax	—	—	—	—	—	—	(46,585)	46,585
Net	(8,197)	4,597	(406)	199	—	(3,807)	14,330	(18,137)

	Jan 1, 2022		Recognized in				Dec 31, 2022
		Recognized	other		Foreign			Deferred	Deferred
		in	comprehensive		currency	Business		tax	tax
	Net balance	profit or loss	income		translation	Combination	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€	k€
Property, plant and equipment	(4,855)	(5,140)	—		508	30	(9,457)	1,563	(11,020)
Intangible assets	(22,348)	2,536	—		(130)	296	(19,646)	965	(20,611)
Right of use assets	(21,979)	(6,860)	—		—	—	(28,839)	—	(28,839)
Financial assets	(3,985)	2,539	—		—	—	(1,446)	453	(1,899)
Provisions and deferred income	3,965	5,640	(357)		2	—	9,250	12,759	(3,509)
Lease obligations	19,927	5,351	—		—	—	25,278	25,278	—
Other	4,949	(727)	—		22	—	4,244	5,778	(1,534)
Tax credits	1,034	(199)	(633)	*	71	—	273	273	—
Loss carryforward	22,963	(10,862)	—		45	—	12,146	12,146	—
Total	(329)	(7,722)	(990)		518	326	(8,197)	59,215	(67,412)
Offsetting of tax	—	—	—		—	—	—	(48,888)	48,888
Net	(329)	(7,722)	(990)		518	326	(8,197)	10,327	(18,524)

*Was recognized directly in equity and not through other comprehensive income.

Summary of tax loss, interest carryforwards and tax credits

	2023	2022	2021
	k€	k€	k€
Tax loss carryforwards (not expiring)	572,204	474,989	307,682
Time-limited tax losses
- expiring until 2028 (2022: 2027)	24,768	13,297	21,409
- expiring 2029 to 2033 (2022: 2028 - 2032)	32,179	45,696	38,207
- expiring after 2033 (2022: 2032)	38,243	57,662	73,811
Interest carry forwards	—	—	—
Tax credits	1,181	1,313	1,286
Total	668,575	592,958	442,395